Schedule of Investments (unaudited)
March 31, 2026
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 Western Asset Investment Grade Income Fund Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 91.5%
Communication Services — 8.3%
Diversified Telecommunication Services — 1.2%
AT&T Inc., Senior Notes	4.300%	2/15/30	$80,000	$79,507
AT&T Inc., Senior Notes	5.375%	8/15/35	290,000	293,871
AT&T Inc., Senior Notes	6.350%	3/15/40	50,000	51,003
AT&T Inc., Senior Notes	4.900%	6/15/42	150,000	129,193
AT&T Inc., Senior Notes	4.800%	6/15/44	210,000	182,267
AT&T Inc., Senior Notes	6.050%	8/15/56	50,000	49,279
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	70,000	83,638
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	630,000	594,798
Total Diversified Telecommunication Services				1,463,556
Entertainment — 0.4%
Discovery Global Holdings Inc., Senior Notes	5.141%	3/15/52	125,000	76,094
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	210,000	208,215 (a)
Walt Disney Co., Senior Notes	7.750%	12/1/45	130,000	161,611
Total Entertainment				445,920
Interactive Media & Services — 1.9%
Alphabet Inc., Senior Notes	4.700%	11/15/35	10,000	9,884
Alphabet Inc., Senior Notes	4.800%	2/15/36	110,000	109,571
Alphabet Inc., Senior Notes	5.350%	11/15/45	100,000	97,838
Alphabet Inc., Senior Notes	5.500%	2/15/46	130,000	129,033
Alphabet Inc., Senior Notes	5.250%	5/15/55	250,000	236,240
Alphabet Inc., Senior Notes	5.450%	11/15/55	90,000	87,201
Alphabet Inc., Senior Notes	5.650%	2/15/56	20,000	19,950
Alphabet Inc., Senior Notes	5.750%	2/15/66	120,000	118,933
Meta Platforms Inc., Senior Notes	4.600%	11/15/32	90,000	89,147
Meta Platforms Inc., Senior Notes	4.875%	11/15/35	290,000	284,617
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	400,000	378,783
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	310,000	290,798
Meta Platforms Inc., Senior Notes	5.750%	11/15/65	570,000	529,834
Total Interactive Media & Services				2,381,829
Media — 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	580,000	518,628
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	110,000	111,778
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.850%	12/1/35	100,000	98,414
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	239,940
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	350,000	281,919
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	70,000	58,425
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	160,000	101,954
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	178,833
Comcast Corp., Senior Notes	6.400%	5/15/38	950,000	1,002,321
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	$160,000	$154,848 (a)
Fox Corp., Senior Notes	5.476%	1/25/39	510,000	493,597
Paramount Global, Senior Notes	7.875%	7/30/30	130,000	135,765
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	410,000	464,467
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	180,000	181,616
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	200,000	209,421
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	10,000	9,931
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	43,134
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	70,000	71,695 (a)
Total Media				4,356,686
Wireless Telecommunication Services — 1.3%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	850,000	886,872
T-Mobile USA Inc., Senior Notes	5.000%	2/15/36	160,000	157,647
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	230,000	224,440
T-Mobile USA Inc., Senior Notes	5.850%	2/15/56	230,000	223,366
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	210,000	189,777
Total Wireless Telecommunication Services				1,682,102

Total Communication Services				10,330,093
Consumer Discretionary — 6.3%
Automobile Components — 0.3%
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	280,000	271,063 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	150,000	147,464 (a)
Total Automobile Components				418,527
Automobiles — 0.5%
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	180,931
General Motors Co., Senior Notes	6.750%	4/1/46	270,000	280,002
Hyundai Capital America, Senior Notes	5.250%	1/8/27	200,000	201,157 (a)
Total Automobiles				662,090
Broadline Retail — 1.6%
Amazon.com Inc., Senior Notes	4.550%	3/13/33	150,000	148,600
Amazon.com Inc., Senior Notes	4.650%	11/20/35	250,000	245,231
Amazon.com Inc., Senior Notes	4.875%	3/13/36	150,000	148,691
Amazon.com Inc., Senior Notes	5.650%	3/13/46	170,000	169,512
Amazon.com Inc., Senior Notes	5.800%	3/13/56	130,000	129,987
Amazon.com Inc., Senior Notes	4.250%	8/22/57	300,000	234,245
Amazon.com Inc., Senior Notes	5.550%	11/20/65	270,000	255,304
Amazon.com Inc., Senior Notes	5.950%	3/13/66	230,000	230,929
MercadoLibre Inc., Senior Notes	4.900%	1/15/33	380,000	369,246
Total Broadline Retail				1,931,745
Hotels, Restaurants & Leisure — 3.1%
Airbnb Inc., Senior Notes	4.650%	3/16/31	120,000	119,780
Airbnb Inc., Senior Notes	5.250%	3/16/36	190,000	190,267
Brightstar Lottery PLC, Senior Secured Notes	5.250%	1/15/29	290,000	287,833 (a)
Carnival Corp., Senior Notes	5.750%	3/15/30	500,000	504,238 (a)
Carnival Corp., Senior Secured Notes	7.875%	6/1/27	160,000	165,700
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	530,000	483,625 (a)
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2026 Quarterly Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.625%	3/1/36	$430,000	$418,615
McDonald’s Corp., Senior Notes	4.875%	12/9/45	230,000	205,152
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	200,000	203,125 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	200,000	192,136 (a)
Royal Caribbean Cruises Ltd., Senior Notes	3.700%	3/15/28	270,000	265,755
Royal Caribbean Cruises Ltd., Senior Notes	4.750%	5/15/33	120,000	115,902
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	1/15/36	120,000	117,943
Royal Caribbean Cruises Ltd., Senior Notes	5.250%	2/27/38	70,000	66,621
Sands China Ltd., Senior Notes	5.400%	8/8/28	200,000	201,624
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	240,000	237,803 (a)
Total Hotels, Restaurants & Leisure				3,776,119
Household Durables — 0.6%
Lennar Corp., Senior Notes	5.000%	6/15/27	190,000	190,461
PulteGroup Inc., Senior Notes	4.900%	3/1/36	80,000	77,326
Sekisui House US Inc., Senior Notes	6.000%	1/15/43	330,000	301,944
TopBuild Corp., Senior Notes	5.625%	1/31/34	200,000	195,963 (a)
Total Household Durables				765,694
Specialty Retail — 0.2%
Michaels Cos. Inc., Senior Secured Notes	8.500%	3/15/33	240,000	233,892 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	70,000	69,952 (a)
Total Specialty Retail				303,844

Total Consumer Discretionary				7,858,019
Consumer Staples — 3.6%
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	840,000	757,463
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	70,000	60,620
Total Beverages				818,083
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.500%	9/15/54	130,000	120,815
Food Products — 0.9%
J M Smucker Co., Senior Notes	6.200%	11/15/33	230,000	243,776
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.950%	4/20/35	300,000	311,719
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.625%	3/10/37	70,000	70,263 (a)(b)
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	6.375%	2/25/55	140,000	139,604
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	6.400%	5/10/57	90,000	89,901 (a)(b)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	110,000	96,812
Mars Inc., Senior Notes	5.650%	5/1/45	110,000	108,689 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	50,000	48,788 (a)
Total Food Products				1,109,552
Tobacco — 1.9%
Altria Group Inc., Senior Notes	4.800%	2/14/29	870,000	877,265
Altria Group Inc., Senior Notes	3.875%	9/16/46	330,000	242,024
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Tobacco — continued
BAT Capital Corp., Senior Notes	6.250%	8/15/55	$110,000	$111,372
Imperial Brands Finance PLC, Senior Notes	6.125%	7/27/27	330,000	336,781 (a)
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	100,000	87,490
Reynolds American Inc., Senior Notes	8.125%	5/1/40	270,000	321,867
Reynolds American Inc., Senior Notes	7.000%	8/4/41	320,000	337,369
Reynolds American Inc., Senior Notes	5.850%	8/15/45	90,000	87,218
Total Tobacco				2,401,386

Total Consumer Staples				4,449,836
Energy — 10.2%
Energy Equipment & Services — 0.7%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., Senior Notes	5.000%	6/15/36	350,000	343,766
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., Senior Notes	5.850%	6/15/56	310,000	303,560
Halliburton Co., Senior Notes	5.000%	11/15/45	200,000	177,558
Total Energy Equipment & Services				824,884
Oil, Gas & Consumable Fuels — 9.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	6.625%	2/1/32	250,000	256,396 (a)
APA Corp., Senior Notes	6.000%	1/15/37	106,000	107,260
APA Corp., Senior Notes	5.250%	2/1/42	39,000	33,423
BP Capital Markets PLC, Senior Notes (6.125% to 6/18/35 then 5 year Treasury Constant Maturity Rate + 1.924%)	6.125%	3/18/35	120,000	121,078 (c)(d)
Cheniere Energy Partners LP, Senior Notes	5.550%	10/30/35	50,000	50,939
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	290,000	305,691 (a)
ConocoPhillips, Senior Notes	6.500%	2/1/39	810,000	895,003
Devon Energy Corp., Senior Notes	5.600%	7/15/41	320,000	309,885
Devon Energy Corp., Senior Notes	5.750%	9/15/54	130,000	122,271
Ecopetrol SA, Senior Notes	5.875%	11/2/51	130,000	91,655
Energy Transfer LP, Junior Subordinated Notes (6.750% to 2/15/36 then 5 year Treasury Constant Maturity Rate + 2.475%)	6.750%	2/15/56	200,000	199,697 (d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	330,000	336,752 (c)(d)
Energy Transfer LP, Senior Notes	8.250%	11/15/29	160,000	178,018
Energy Transfer LP, Senior Notes	6.625%	10/15/36	20,000	21,627
Energy Transfer LP, Senior Notes	5.800%	6/15/38	40,000	40,560
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	340,723
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	360,000	346,552
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	430,000	427,257 (d)
Expand Energy Corp., Senior Notes	6.750%	4/15/29	170,000	170,122 (a)
Expand Energy Corp., Senior Notes	5.700%	1/15/35	70,000	71,126
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	6.103%	8/23/42	350,000	348,692 (a)
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	430,000	436,060 (a)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	2,000,000	2,282,449
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	190,000	216,254
ONEOK Inc., Senior Notes	6.050%	9/1/33	360,000	377,614
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	190,000	193,280
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	140,000	134,710
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2026 Quarterly Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	$100,000	$80,028
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	300,000	273,191
Phillips 66, Senior Notes	5.875%	5/1/42	160,000	160,387
Sunoco LP, Senior Notes	5.625%	3/15/31	500,000	498,059 (a)
Targa Resources Corp., Senior Notes	5.500%	2/15/35	300,000	302,788
Targa Resources Corp., Senior Notes	4.950%	4/15/52	160,000	134,106
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	230,000	234,120
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	310,000	299,088
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	80,000	84,784 (a)
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	190,000	191,597
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	250,000	250,786
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	47,000	52,555
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	41,915
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	724,753
Total Oil, Gas & Consumable Fuels				11,743,251

Total Energy				12,568,135
Financials — 37.0%
Banks — 16.7%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	200,000	200,113 (a)(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.750% to 5/20/35 then 10 year Treasury Constant Maturity Rate + 4.299%)	8.750%	5/20/35	200,000	208,640 (a)(c)(d)
Banco Santander SA, Senior Notes	5.294%	8/18/27	400,000	403,935
Bank of America Corp., Senior Notes	5.875%	2/7/42	320,000	329,826
Bank of America Corp., Senior Notes (5.045% to 2/6/36 then SOFR + 1.130%)	5.045%	2/6/37	370,000	365,226 (d)
Bank of America Corp., Senior Notes (5.511% to 1/24/35 then SOFR + 1.310%)	5.511%	1/24/36	460,000	469,262 (d)
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	320,000	335,782
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	900,000	1,069,887
Bank of America Corp., Subordinated Notes (5.518% to 10/25/34 then SOFR + 1.738%)	5.518%	10/25/35	610,000	610,200 (d)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	360,000	377,186 (d)
Barclays PLC, Senior Notes (5.785% to 2/25/35 then SOFR + 1.590%)	5.785%	2/25/36	230,000	232,662 (d)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	640,000	642,306 (d)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	940,000	980,041 (a)(c)(d)
BNP Paribas SA, Senior Notes (5.786% to 1/13/32 then SOFR + 1.620%)	5.786%	1/13/33	250,000	258,514 (a)(d)
BPCE SA, Senior Notes (6.714% to 10/19/28 then SOFR + 2.270%)	6.714%	10/19/29	350,000	366,190 (a)(d)
CaixaBank SA, Senior Notes (5.581% to 7/3/35 then SOFR + 1.790%)	5.581%	7/3/36	420,000	422,589 (a)(d)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	230,000	230,329 (c)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	251,000	312,813
Citigroup Inc., Senior Notes	5.875%	1/30/42	240,000	243,132
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	404,000	420,674
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	395,955
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	250,000	258,906 (d)
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	$450,000	$438,979
Cooperatieve Rabobank UA, Senior Notes	5.250%	8/4/45	340,000	311,103
Credit Agricole SA, Senior Notes (6.316% to 10/3/28 then SOFR + 1.860%)	6.316%	10/3/29	290,000	301,961 (a)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	300,000	299,918 (c)(d)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	200,000	202,401
HSBC Holdings PLC, Senior Notes (5.279% to 3/10/36 then SOFR + 1.550%)	5.279%	3/10/37	420,000	412,613 (d)
HSBC Holdings PLC, Senior Notes (5.450% to 3/3/35 then SOFR + 1.560%)	5.450%	3/3/36	370,000	371,226 (d)
HSBC Holdings PLC, Senior Notes (5.546% to 3/4/29 then SOFR + 1.460%)	5.546%	3/4/30	340,000	348,450 (d)
HSBC Holdings PLC, Senior Notes (6.254% to 3/9/33 then SOFR + 2.390%)	6.254%	3/9/34	840,000	890,510 (d)
Huntington Bancshares Inc., Subordinated Notes (5.605% to 1/28/36 then 5 year Treasury Constant Maturity Rate + 1.350%)	5.605%	1/28/41	360,000	351,495 (d)
ING Groep NV, Senior Notes (5.525% to 3/25/35 then SOFR + 1.610%)	5.525%	3/25/36	260,000	263,132 (d)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	200,000	233,876 (a)
Intesa Sanpaolo SpA, Senior Notes (7.778% to 6/20/53 then 1 year Treasury Constant Maturity Rate + 3.900%)	7.778%	6/20/54	220,000	251,073 (a)(d)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	200,000	205,343 (c)(d)
JPMorgan Chase & Co., Senior Notes (5.534% to 11/29/44 then SOFR + 1.550%)	5.534%	11/29/45	310,000	304,681 (d)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	440,000	438,816
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	460,000	466,013 (d)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	270,000	283,648 (c)(d)
NatWest Group PLC, Senior Notes (5.115% to 5/23/30 then 1 year Treasury Constant Maturity Rate + 1.050%)	5.115%	5/23/31	410,000	414,231 (d)
PNC Financial Services Group Inc., Subordinated Notes (5.423% to 1/25/36 then 5 year Treasury Constant Maturity Rate + 1.170%)	5.423%	1/25/41	490,000	480,242 (d)
Societe Generale SA, Senior Notes (6.100% to 4/13/32 then 1 year Treasury Constant Maturity Rate + 1.600%)	6.100%	4/13/33	220,000	228,667 (a)(d)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	389,981 (a)
Toronto-Dominion Bank, Junior Subordinated Notes (7.250% to 7/31/29 then 5 year Treasury Constant Maturity Rate + 2.977%)	7.250%	7/31/84	200,000	204,235 (d)
Truist Financial Corp., Senior Notes (5.867% to 6/8/33 then SOFR + 2.361%)	5.867%	6/8/34	160,000	166,780 (d)
Truist Financial Corp., Senior Notes (7.161% to 10/30/28 then SOFR + 2.446%)	7.161%	10/30/29	230,000	244,542 (d)
US Bancorp, Senior Notes (5.033% to 1/26/36 then SOFR + 1.101%)	5.033%	1/26/37	630,000	620,970 (d)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	300,000	313,244 (d)
Wells Fargo & Co., Junior Subordinated Notes (6.125% to 6/15/31 then 5 year Treasury Constant Maturity Rate + 2.340%)	6.125%	6/15/31	340,000	341,370 (c)(d)
Wells Fargo & Co., Senior Notes (5.211% to 12/3/34 then SOFR + 1.380%)	5.211%	12/3/35	680,000	677,294 (d)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	450,000	461,333 (d)
Wells Fargo & Co., Senior Notes (5.605% to 4/23/35 then SOFR + 1.740%)	5.605%	4/23/36	230,000	235,448 (d)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	402,321
Total Banks				20,690,064
Capital Markets — 9.4%
Ares Capital Corp., Senior Notes	5.500%	9/1/30	490,000	481,561
Ares Management Corp., Senior Notes	5.600%	10/11/54	180,000	158,701
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2026 Quarterly Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Bank of New York Mellon Corp., Junior Subordinated Notes (5.950% to 12/20/30 then 5 year Treasury Constant Maturity Rate + 2.271%)	5.950%	12/20/30	$200,000	$200,195 (c)(d)
Carlyle Group Inc., Senior Notes	5.050%	9/19/35	80,000	77,263
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	260,000	273,217 (d)
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	600,000	638,933 (d)
CI Financial Corp., Senior Notes	7.500%	5/30/29	420,000	440,970 (a)
CI Financial Corp., Senior Notes	3.200%	12/17/30	50,000	44,521
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	433,953
Credit Suisse AG AT1 Claim	—	—	1,700,000	0 *(e)(f)(g)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.850% to 2/10/30 then 5 year Treasury Constant Maturity Rate + 2.461%)	6.850%	2/10/30	160,000	163,190 (c)(d)
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	100,000	104,451 (c)(d)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	600,522
Goldman Sachs Group Inc., Senior Notes (5.065% to 1/21/36 then SOFR + 1.190%)	5.065%	1/21/37	760,000	743,314 (d)
Goldman Sachs Group Inc., Senior Notes (5.536% to 1/28/35 then SOFR + 1.380%)	5.536%	1/28/36	350,000	355,922 (d)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	690,777
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	500,000	447,544
Goldman Sachs Group Inc., Subordinated Notes (5.387% to 2/2/36 then 5 year Treasury Constant Maturity Rate + 1.180%)	5.387%	2/2/41	500,000	483,258 (d)
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	250,000	221,364
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	260,000	230,600
Morgan Stanley, Senior Notes	6.375%	7/24/42	90,000	96,496
Morgan Stanley, Senior Notes (5.073% to 1/30/36 then SOFR + 1.184%)	5.073%	1/30/37	750,000	735,070 (d)
Morgan Stanley, Senior Notes (5.664% to 4/17/35 then SOFR + 1.757%)	5.664%	4/17/36	210,000	215,171 (d)
Morgan Stanley, Subordinated Notes (5.297% to 4/20/32 then SOFR + 2.620%)	5.297%	4/20/37	130,000	129,755 (d)
Morgan Stanley, Subordinated Notes (5.314% to 1/18/36 then 5 year Treasury Constant Maturity Rate + 1.170%)	5.314%	1/18/41	460,000	444,272 (d)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	50,000	51,246 (d)
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	70,000	70,686
Raymond James Financial Inc., Senior Notes	5.650%	9/11/55	80,000	75,800
State Street Corp., Junior Subordinated Notes (6.700% to 3/15/29 then 5 year Treasury Constant Maturity Rate + 2.613%)	6.700%	3/15/29	250,000	254,161 (c)(d)
UBS Americas Inc., Senior Notes	7.125%	7/15/32	40,000	44,708
UBS Group AG, Junior Subordinated Notes (7.000% to 7/8/36 then USISSO05 + 3.321%)	7.000%	1/8/36	500,000	483,600 (a)(c)(d)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	200,000	206,671 (a)(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	290,000	326,714 (a)(c)(d)
UBS Group AG, Senior Notes (5.199% to 8/10/36 then SOFR + 1.340%)	5.199%	8/10/37	440,000	429,946 (a)(d)
UBS Group AG, Senior Notes (5.580% to 5/9/35 then SOFR + 1.760%)	5.580%	5/9/36	340,000	345,000 (a)(d)
UBS Group AG, Senior Notes (6.301% to 9/22/33 then 1 year Treasury Constant Maturity Rate + 2.000%)	6.301%	9/22/34	230,000	244,609 (a)(d)
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	$380,000	$409,331 (a)(d)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	250,000	304,670 (a)(d)
Total Capital Markets				11,658,162
Consumer Finance — 1.2%
American Express Co., Junior Subordinated Notes (3.550% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.854%)	3.550%	9/15/26	200,000	197,860 (c)(d)
American Express Co., Senior Notes (5.667% to 4/25/35 then SOFR + 1.790%)	5.667%	4/25/36	270,000	279,172 (d)
Capital One Financial Corp., Senior Notes (5.817% to 2/1/33 then SOFR + 2.600%)	5.817%	2/1/34	150,000	153,568 (d)
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.422%	1/15/56	250,000	234,880 (a)(d)
Midcap Financial Issuer Trust, Senior Notes	5.370%	4/15/29	580,000	572,984 (a)
Total Consumer Finance				1,438,464
Financial Services — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	11/15/35	300,000	289,987
Apollo Global Management Inc., Senior Notes	5.700%	3/30/36	460,000	460,648
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	110,000	103,546 (a)
Citadel Securities Global Holdings LLC, Senior Secured Notes	5.125%	1/27/32	320,000	317,621 (a)
ILFC E-Capital Trust I, Ltd. GTD	6.380%	12/21/65	470,000	400,754 (a)(d)
ILFC E-Capital Trust II, Ltd. GTD	6.630%	12/21/65	270,000	235,882 (a)(d)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	620,000	613,647 (a)
LPL Holdings Inc., Senior Notes	5.650%	3/15/35	320,000	317,739
LPL Holdings Inc., Senior Notes	5.750%	6/15/35	170,000	169,408
Total Financial Services				2,909,232
Insurance — 6.9%
Allianz SE, Junior Subordinated Notes (6.550% to 4/30/34 then 5 year Treasury Constant Maturity Rate + 2.317%)	6.550%	10/30/33	200,000	200,455 (a)(c)(d)
Allstate Corp., Junior Subordinated Notes (6.500% to 5/15/37 then 3 mo. USD LIBOR + 2.120%)	6.500%	5/15/57	480,000	491,207 (d)
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	80,000	76,577
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	160,000	166,126 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.375%	2/1/34	50,000	48,579 (a)
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	400,000	367,434
AXA SA, Subordinated Notes	8.600%	12/15/30	200,000	229,968
Dai-ichi Life Insurance Co. Ltd., Subordinated Notes (6.200% to 1/16/35 then 5 year Treasury Constant Maturity Rate + 2.515%)	6.200%	1/16/35	200,000	201,269 (a)(c)(d)
Global Atlantic Fin Co., Senior Notes	6.750%	3/15/54	300,000	279,738 (a)
Global Atlantic Fin Co., Senior Notes (7.250% to 3/1/31 then 5 year Treasury Constant Maturity Rate + 3.550%)	7.250%	3/1/56	390,000	367,939 (a)(d)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	490,000	496,605 (a)
Loews Corp., Senior Notes	4.940%	4/1/36	110,000	107,721
Manulife Financial Corp., Senior Notes	4.986%	12/11/35	490,000	478,911
Marsh & McLennan Cos. Inc., Senior Notes	4.950%	3/15/36	160,000	158,573
Meiji Yasuda Life Insurance Co., Subordinated Notes (6.100% to 6/11/35 then 5 year Treasury Constant Maturity Rate + 2.911%)	6.100%	6/11/55	210,000	210,930 (a)(d)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,150,000	1,174,608
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2026 Quarterly Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
MetLife Inc., Subordinated Notes (5.850% to 3/15/36 then 5 year Treasury Constant Maturity Rate + 1.817%)	5.850%	3/15/56	$350,000	$343,701 (d)
MetLife Inc., Subordinated Notes (6.350% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.078%)	6.350%	3/15/55	280,000	284,260 (d)
Nippon Life Insurance Co., Subordinated Notes (6.500% to 4/30/35 then 5 year Treasury Constant Maturity Rate + 3.189%)	6.500%	4/30/55	240,000	248,145 (a)(d)
Northwestern Mutual Life Insurance Co., Subordinated Notes	6.170%	5/29/55	220,000	226,187 (a)
Pacific Life Insurance Co., Subordinated Notes	5.950%	9/15/55	230,000	226,117 (a)
Prudential Financial Inc., Junior Subordinated Notes (6.500% to 3/15/34 then 5 year Treasury Constant Maturity Rate + 2.404%)	6.500%	3/15/54	120,000	122,972 (d)
Prudential Financial Inc., Junior Subordinated Notes (6.750% to 3/1/33 then 5 year Treasury Constant Maturity Rate + 2.848%)	6.750%	3/1/53	170,000	176,740 (d)
Reinsurance Group of America Inc., Subordinated Notes (6.375% to 9/15/36 then 5 year Treasury Constant Maturity Rate + 2.344%)	6.375%	9/15/56	120,000	116,041 (d)
RenaissanceRe Holdings Ltd., Senior Notes	5.750%	6/5/33	190,000	195,181
Symetra Life Insurance Co., Subordinated Notes	6.550%	10/1/55	190,000	190,566 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	400,000	448,851 (a)
Travelers Cos. Inc., Senior Notes	5.700%	7/24/55	280,000	278,249
Wynnton Funding Trust II, Senior Notes	5.991%	8/15/55	580,000	573,655 (a)
Total Insurance				8,487,305
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	450,000	476,762 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.500%	8/1/30	120,000	120,302
Total Mortgage Real Estate Investment Trusts (REITs)				597,064

Total Financials				45,780,291
Health Care — 4.6%
Biotechnology — 1.2%
Amgen Inc., Senior Notes	5.250%	3/2/33	740,000	759,664
Amgen Inc., Senior Notes	5.650%	3/2/53	300,000	290,760
Amgen Inc., Senior Notes	5.750%	3/2/63	110,000	105,888
BioMarin Pharmaceutical Inc., Senior Notes	5.500%	2/15/34	200,000	197,052 (a)
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	61,100
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	44,338
Total Biotechnology				1,458,802
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, Senior Notes	4.750%	3/15/38	140,000	135,820
Stryker Corp., Senior Notes	5.200%	2/10/35	260,000	263,365
Total Health Care Equipment & Supplies				399,185
Health Care Providers & Services — 2.6%
Centene Corp., Senior Notes	3.375%	2/15/30	60,000	54,237
Cigna Group, Senior Notes	4.800%	8/15/38	280,000	263,399
CommonSpirit Health, Secured Notes	5.662%	9/1/55	160,000	154,201
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	150,000	154,690 (d)
CVS Health Corp., Senior Notes	4.780%	3/25/38	560,000	516,363
HCA Inc., Senior Notes	5.125%	6/15/39	110,000	103,725
HCA Inc., Senior Notes	5.500%	6/15/47	220,000	201,814
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
HCA Inc., Senior Notes	5.250%	6/15/49	$350,000	$309,083
HCA Inc., Senior Notes	6.200%	3/1/55	390,000	386,685
Humana Inc., Senior Notes	8.150%	6/15/38	80,000	93,773
Inova Health System Foundation, Senior Notes	4.068%	5/15/52	90,000	70,771
Orlando Health Obligated Group, Senior Notes	5.475%	10/1/35	200,000	205,385
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	140,000	137,381 (a)
UnitedHealth Group Inc., Senior Notes	5.300%	6/15/35	100,000	102,062
UnitedHealth Group Inc., Senior Notes	5.500%	7/15/44	120,000	115,883
UnitedHealth Group Inc., Senior Notes	5.625%	7/15/54	260,000	247,980
UnitedHealth Group Inc., Senior Notes	5.950%	6/15/55	80,000	80,652
Total Health Care Providers & Services				3,198,084
Pharmaceuticals — 0.5%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	80,000	67,688 (a)
Novartis Capital Corp., Senior Notes	4.600%	3/18/33	70,000	69,723
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.110%	5/19/43	300,000	283,293
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	200,000	223,834
Total Pharmaceuticals				644,538

Total Health Care				5,700,609
Industrials — 5.7%
Aerospace & Defense — 1.9%
Boeing Co., Senior Notes	6.528%	5/1/34	900,000	980,784
Boeing Co., Senior Notes	5.705%	5/1/40	210,000	210,429
HEICO Corp., Senior Notes	5.350%	8/1/33	240,000	244,567
Hexcel Corp., Senior Notes	5.875%	2/26/35	270,000	277,343
Honeywell Aerospace Inc., Senior Notes	4.300%	3/16/31	50,000	49,476 (a)
Honeywell Aerospace Inc., Senior Notes	5.622%	3/16/46	100,000	98,605 (a)
Honeywell Aerospace Inc., Senior Notes	5.732%	3/16/56	290,000	286,854 (a)
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	190,000	195,004
Total Aerospace & Defense				2,343,062
Air Freight & Logistics — 0.1%
United Parcel Service Inc., Senior Notes	5.950%	5/14/55	180,000	181,923
Building Products — 0.3%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	340,000	345,016 (a)
Commercial Services & Supplies — 0.4%
Rollins Inc., Senior Notes	5.250%	2/24/35	110,000	109,980
Waste Management Inc., Senior Notes	4.650%	3/15/30	320,000	323,063
Total Commercial Services & Supplies				433,043
Construction & Engineering — 0.2%
AECOM, Senior Notes	6.000%	8/1/33	230,000	229,960 (a)
Electrical Equipment — 0.3%
Eaton Corp., Senior Notes	4.800%	3/6/36	200,000	197,536
GE Vernova Inc., Senior Notes	4.875%	2/4/36	130,000	128,894
GE Vernova Inc., Senior Notes	5.500%	2/4/56	90,000	86,642
Total Electrical Equipment				413,072
Ground Transportation — 0.3%
Fedex Freight Holding Co. Inc., Senior Notes	5.250%	3/15/36	140,000	135,501 (a)
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2026 Quarterly Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ground Transportation — continued
Uber Technologies Inc., Senior Notes	4.800%	9/15/35	$210,000	$203,877
Total Ground Transportation				339,378
Industrial Conglomerates — 0.3%
Siemens Funding BV, Senior Notes	5.800%	5/28/55	370,000	377,492 (a)
Machinery — 0.3%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	220,000	189,925
Otis Worldwide Corp., Senior Notes	5.125%	11/19/31	230,000	235,376
Total Machinery				425,301
Passenger Airlines — 1.1%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	9,167	9,179 (a)
American Airlines Pass-Through Trust	5.650%	11/11/34	100,000	100,705
American Airlines Pass-Through Trust	4.900%	5/11/38	140,000	136,727
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	190,000	190,659
Southwest Airlines Co., Senior Notes	5.250%	11/15/35	370,000	347,499
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	140,000	137,279
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	440,000	431,983 (a)
Total Passenger Airlines				1,354,031
Trading Companies & Distributors — 0.5%
Air Lease Corp., Junior Subordinated Notes (6.000% to 12/15/29 then 5 year Treasury Constant Maturity Rate + 2.560%)	6.000%	9/24/29	200,000	193,527 (c)(d)
Air Lease Corp., Senior Notes	5.850%	12/15/27	320,000	326,789
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.750%	10/1/31	150,000	153,640 (a)
Total Trading Companies & Distributors				673,956

Total Industrials				7,116,234
Information Technology — 3.9%
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Senior Notes	4.625%	2/15/36	240,000	232,186
Amphenol Corp., Senior Notes	5.300%	11/15/55	110,000	103,383
Total Electronic Equipment, Instruments & Components				335,569
IT Services — 0.1%
APLD ComputeCo 2 LLC, Senior Secured Notes	6.750%	3/15/31	90,000	89,401 (a)
Semiconductors & Semiconductor Equipment — 1.6%
Broadcom Inc., Senior Notes	4.950%	1/15/36	350,000	345,320
Broadcom Inc., Senior Notes	4.926%	5/15/37	0	0 (a)(g)
Broadcom Inc., Senior Notes	4.900%	2/15/38	190,000	183,474
Broadcom Inc., Senior Notes	5.700%	1/15/56	40,000	39,821
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/33	250,000	257,239 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.250%	1/25/35	420,000	440,339 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.100%	1/25/36	230,000	237,185 (a)
Intel Corp., Senior Notes	4.900%	7/29/45	130,000	109,978
Intel Corp., Senior Notes	4.750%	3/25/50	10,000	8,096
Intel Corp., Senior Notes	5.700%	2/10/53	60,000	55,292
Intel Corp., Senior Notes	4.950%	3/25/60	60,000	48,366
Micron Technology Inc., Senior Notes	5.800%	1/15/35	150,000	159,764
Micron Technology Inc., Senior Notes	6.050%	11/1/35	150,000	161,922
Total Semiconductors & Semiconductor Equipment				2,046,796
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — 1.6%
Autodesk Inc., Senior Notes	5.300%	6/15/35	$90,000	$90,159
Oracle Corp., Senior Notes	4.950%	2/4/31	40,000	39,151
Oracle Corp., Senior Notes	5.350%	5/4/33	70,000	68,168
Oracle Corp., Senior Notes	5.200%	9/26/35	80,000	75,080
Oracle Corp., Senior Notes	5.875%	9/26/45	350,000	302,184
Oracle Corp., Senior Notes	6.000%	8/3/55	370,000	310,498
Oracle Corp., Senior Notes	5.950%	9/26/55	320,000	269,406
Oracle Corp., Senior Notes	4.100%	3/25/61	380,000	233,844
Oracle Corp., Senior Notes	6.850%	2/4/66	150,000	138,034
Synopsys Inc., Senior Notes	5.000%	4/1/32	130,000	131,172
Synopsys Inc., Senior Notes	5.150%	4/1/35	180,000	180,408
Synopsys Inc., Senior Notes	5.700%	4/1/55	130,000	124,376
Total Software				1,962,480
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc., Senior Notes	3.750%	11/13/47	330,000	255,504
Hewlett Packard Enterprise Co., Senior Notes	5.600%	10/15/54	100,000	89,339
Total Technology Hardware, Storage & Peripherals				344,843

Total Information Technology				4,779,089
Materials — 4.7%
Chemicals — 0.9%
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	70,000	71,929
Dow Chemical Co., Senior Notes	7.375%	11/1/29	800,000	866,516
OCP SA, Senior Notes	6.750%	5/2/34	200,000	208,263 (a)
Total Chemicals				1,146,708
Construction Materials — 0.3%
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	200,000	203,460
CRH America Finance Inc., Senior Notes	5.600%	2/9/56	140,000	134,487
Total Construction Materials				337,947
Metals & Mining — 3.5%
Anglo American Capital PLC, Senior Notes	5.250%	3/19/36	260,000	254,337 (a)
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	160,000	164,937
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	180,000	184,757
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	40,000	39,774 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	310,000	315,844 (a)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	360,000	346,603 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	210,000	198,847
Glencore Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	475,216 (a)
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	150,000	143,725 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	140,000	140,942 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	470,000	432,950
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,148,000	1,271,532
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	350,000	349,337
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	30,000	26,641
Total Metals & Mining				4,345,442

Total Materials				5,830,097
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2026 Quarterly Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Real Estate — 0.6%
Diversified REITs — 0.1%
VICI Properties LP, Senior Notes	5.750%	4/1/34	$190,000	$191,830
Real Estate Management & Development — 0.1%
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	140,000	139,759 (a)
Specialized REITs — 0.4%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	180,000	180,065 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	280,000	275,221 (a)
Total Specialized REITs				455,286

Total Real Estate				786,875
Utilities — 6.6%
Electric Utilities — 5.9%
Alliant Energy Corp., Junior Subordinated Notes (5.750% to 4/1/31 then 5 year Treasury Constant Maturity Rate + 2.077%)	5.750%	4/1/56	110,000	106,983 (d)
Baltimore Gas and Electric Co., Senior Notes	5.450%	6/1/35	370,000	379,534
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.800%	3/15/30	280,000	283,738
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.050%	3/1/35	310,000	309,006
Comision Federal de Electricidad, Senior Notes	6.045%	1/28/34	200,000	194,070 (a)
Comision Federal de Electricidad, Senior Notes	6.450%	1/24/35	200,000	199,573 (a)
Constellation Energy Generation LLC, Senior Notes	5.875%	1/15/66	230,000	220,979
Dominion Energy South Carolina Inc., First Mortgage Bonds	5.300%	1/15/35	240,000	245,461
DTE Electric Co., First Mortgage Bonds	5.550%	3/1/56	140,000	135,467
Electricite de France SA, Senior Notes	5.750%	1/13/35	160,000	165,448 (a)
Entergy Texas Inc., First Mortgage Bonds	5.250%	4/15/35	280,000	282,881
Georgia Power Co., Senior Notes	4.850%	3/15/31	190,000	192,444
Georgia Power Co., Senior Notes	5.200%	3/15/35	360,000	365,822
Interstate Power and Light Co., Senior Notes	5.450%	9/30/54	50,000	46,555
Jersey Central Power & Light Co., Senior Notes	5.100%	1/15/35	90,000	90,003
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	190,000	186,492 (a)
Ohio Edison Co., Senior Notes	5.500%	1/15/33	90,000	92,702 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	100,000	102,236
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.800%	4/1/55	200,000	198,082
Pacific Gas and Electric Co., First Mortgage Bonds	5.700%	3/1/35	130,000	131,834
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	240,000	198,960
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	140,000	145,414
Pacific Gas and Electric Co., First Mortgage Bonds	6.000%	5/1/56	80,000	75,984
PacifiCorp, First Mortgage Bonds	4.650%	4/15/29	130,000	130,037
PacifiCorp, Junior Subordinated Notes (7.125% to 8/15/31 then 5 year Treasury Constant Maturity Rate + 3.292%)	7.125%	8/15/56	420,000	396,893 (d)
PG&E Corp., Junior Subordinated Notes (6.850% to 9/15/31 then 5 year Treasury Constant Maturity Rate + 3.225%)	6.850%	9/15/56	280,000	276,798 (d)
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.081%	6/1/41	120,000	116,772
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.212%	12/1/47	30,000	28,311
Public Service Co. of Colorado, First Mortgage Bonds	5.150%	9/15/35	370,000	368,970
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	310,000	232,256
Southern California Edison Co., First Mortgage Bonds	6.200%	9/15/55	100,000	99,272
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	390,000	508,075
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Vistra Operations Co. LLC, Senior Secured Notes	6.000%	4/15/34	$210,000	$216,036 (a)
Vistra Operations Co. LLC, Senior Secured Notes	5.700%	12/30/34	340,000	342,310 (a)
Vistra Operations Co. LLC, Senior Secured Notes	5.350%	1/31/36	250,000	244,716 (a)
Total Electric Utilities				7,310,114
Gas Utilities — 0.3%
Southern California Gas Co., First Mortgage Bonds	6.000%	6/15/55	220,000	220,359
Spire Inc., Junior Subordinated Notes (6.250% to 6/1/31 then 5 year Treasury Constant Maturity Rate + 2.556%)	6.250%	6/1/56	130,000	128,958 (d)
Total Gas Utilities				349,317
Independent Power and Renewable Electricity Producers — 0.3%
AES Andes SA, Senior Notes	6.250%	3/14/32	200,000	205,388 (a)
AES Corp., Junior Subordinated Notes (6.950% to 7/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.950%	7/15/55	120,000	112,078 (d)
Total Independent Power and Renewable Electricity Producers				317,466
Multi-Utilities — 0.1%
Ameren Illinois Co., First Mortgage Bonds	5.625%	3/1/55	110,000	107,024
PECO Energy Co., First Mortgage Bonds	5.250%	9/15/54	80,000	74,358
Total Multi-Utilities				181,382

Total Utilities				8,158,279
Total Corporate Bonds & Notes (Cost — $113,344,417)				113,357,557
Sovereign Bonds — 3.6%
Argentina — 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	24,739	21,747
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	292,973	211,673
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	65,760	49,731 (a)
Total Argentina				283,151
Brazil — 0.3%

Brazilian Government International Bond, Senior Notes	6.125%	3/15/34	330,000	330,231
Canada — 0.6%

Province of Quebec Canada, Senior Notes	7.970%	7/22/36	650,000	806,952
Ecuador — 0.2%

Ecuador Government International Bond, Senior Notes	8.750%	1/29/34	200,000	196,500 (a)
Ivory Coast — 0.3%

Ivory Coast Government International Bond, Senior Notes	6.750%	2/25/41	380,000	334,639 (a)
Mexico — 1.4%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	400,000	402,600 (a)
Mexico Government International Bond, Senior Notes	5.850%	7/2/32	200,000	200,970
Mexico Government International Bond, Senior Notes	5.375%	3/22/33	280,000	274,400
Mexico Government International Bond, Senior Notes	6.625%	1/29/38	200,000	204,300
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	200,000	156,950
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	360,000	264,240
Mexico Government International Bond, Senior Notes	6.400%	5/7/54	310,000	291,043
Total Mexico				1,794,503
Paraguay — 0.2%

Paraguay Government International Bond, Senior Notes	6.650%	3/4/55	200,000	208,080 (a)
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2026 Quarterly Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Peru — 0.1%

Fondo MIVIVIENDA SA, Senior Notes	5.400%	3/31/31	$150,000	$150,187 (a)
South Africa — 0.3%
Republic of South Africa Government International Bond, Senior Notes	6.125%	12/11/37	200,000	185,800 (a)
Republic of South Africa Government International Bond, Senior Notes	7.250%	12/11/55	200,000	183,225 (a)
Total South Africa				369,025

Total Sovereign Bonds (Cost — $4,528,928)				4,473,268
Municipal Bonds — 1.1%
California — 0.7%
Los Angeles County, CA Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America Bonds	7.618%	8/1/40	650,000	764,209
Regents of the University of California Medical Center Pooled Revenue, Series Q	4.563%	5/15/53	110,000	93,781
Total California				857,990
Illinois — 0.2%

Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	238,462	249,761
New York — 0.2%
New York State Dormitory Authority Revenue, New York University, Series B	5.832%	7/1/55	270,000	281,023

Total Municipal Bonds (Cost — $1,498,264)				1,388,774
U.S. Government & Agency Obligations — 0.8%
U.S. Government Obligations — 0.8%
U.S. Treasury Bonds	4.625%	11/15/55	710,000	678,494
U.S. Treasury Notes	3.500%	2/28/31	120,000	117,680
U.S. Treasury Notes	3.750%	2/28/33	70,000	68,408
U.S. Treasury Notes	4.125%	2/15/36	110,000	108,290

Total U.S. Government & Agency Obligations (Cost — $972,002)				972,872
Asset-Backed Securities — 0.5%
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.418%	10/20/34	110,000	106,024 (a)(d)
Apollo Aviation Securitization Equity Trust, 2024-1A A2	6.261%	5/16/49	225,656	229,198 (a)
Driven Brands Funding LLC, 2020-2A A2	3.237%	1/20/51	101,945	95,734 (a)
Jimmy Johns Funding LLC, 2022-1A A2I	4.077%	4/30/52	134,750	133,428 (a)

Total Asset-Backed Securities (Cost — $570,035)				564,384
			Shares
Preferred Stocks — 0.3%
Financials — 0.3%
Banks — 0.2%
Citigroup Inc.	6.250%		10,650	262,522
Insurance — 0.1%
Delphi Financial Group Inc. (3 mo. Term SOFR + 3.452%)	7.104%		5,725	138,116 (d)

Total Preferred Stocks (Cost — $409,318)				400,638
Total Investments before Short-Term Investments (Cost — $121,322,964)				121,157,493

Short-Term Investments — 0.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $544,772)	3.589%		544,772	544,772 (h)(i)
Total Investments — 98.2% (Cost — $121,867,736)				121,702,265
Other Assets in Excess of Liabilities — 1.8%				2,184,729
Total Net Assets — 100.0%				$123,886,994

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Investment Grade Income Fund Inc.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Value is less than $1.
(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $544,772 and the cost was $544,772 (Note 2).

Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	30	6/26	$6,257,364	$6,223,359	$(34,005)
U.S. Treasury 5-Year Notes	81	6/26	8,859,342	8,762,555	(96,787)
U.S. Treasury Long-Term Bonds	18	6/26	2,102,589	2,049,750	(52,839)
					(183,631)
Contracts to Sell:
U.S. Treasury 10-Year Notes	18	6/26	2,032,531	1,998,843	33,688
U.S. Treasury Ultra 10-Year Notes	148	6/26	17,096,506	16,800,313	296,193
U.S. Treasury Ultra Long-Term Bonds	5	6/26	594,898	582,813	12,085
					341,966
Net unrealized appreciation on open futures contracts					$158,335
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Investment Grade Income Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to seek a high level of current income, consistent with prudent investment risk, through investment in a diversified portfolio of debt securities. To a lesser extent, the Fund may also invest in privately placed debt securities and in certain equity securities. Capital appreciation is a secondary investment objective.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

Western Asset Investment Grade Income Fund Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$45,780,291	$0 *	$45,780,291
Other Corporate Bonds & Notes	—	67,577,266	—	67,577,266
Sovereign Bonds	—	4,473,268	—	4,473,268
Municipal Bonds	—	1,388,774	—	1,388,774
U.S. Government & Agency Obligations	—	972,872	—	972,872
Asset-Backed Securities	—	564,384	—	564,384
Preferred Stocks:
Financials	$262,522	138,116	—	400,638
Total Long-Term Investments	262,522	120,894,971	0 *	121,157,493
Short-Term Investments†	544,772	—	—	544,772
Total Investments	$807,294	$120,894,971	$0 *	$121,702,265
Other Financial Instruments:
Futures Contracts††	$341,966	—	—	$341,966
Total	$1,149,260	$120,894,971	—	$122,044,231
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$183,631	—	—	$183,631

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2026. The following transactions were effected

Western Asset Investment Grade Income Fund Inc. 2026 Quarterly Report

in such company for the period ended March 31, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$895,015	$6,487,310	6,487,310	$6,837,553	6,837,553

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$4,142	—	$544,772

Western Asset Investment Grade Income Fund Inc. 2026 Quarterly Report